Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Trade and Other Receivables [Abstract]
Trade receivables	$ 7,351,893	$ 5,629,350
Other receivables	1,152,058	777,972
Advances paid for content and service providers	2,138,506	384,601
Prepayments	440,583	229,508
Other financial assets	203,800	536
Allowance for estimated credit losses	(929,152)	(732,199)
Trade and other receivables, net	$ 10,357,688	$ 6,289,768